CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue from fees (including related party revenues of $679,101, $622,160 and $653,471 for the years ended December 31, 2024, 2023 and 2022, respectively)		$ 1,004,550	$ 772,814	$ 685,414
Other Income
Interest income		32,291	38,748	57,758
Investment (loss) income	[1]	(4,593)	489	5,756
Total Revenue and Other Income		1,032,248	812,051	748,928
Production costs		597,652	508,944	451,084
Technology, data and product development		76,571	74,383	150,933
Sales and marketing		50,404	49,773	104,203
General and administrative		240,781	203,351	294,213
Total Costs and Operating Expenses		965,408	836,451	1,000,433
Operating Income (Loss)		66,840	(24,400)	(251,505)
Other expenses, net		(487,962)	(156,768)	(24,869)
Loss Before Income Taxes		(421,122)	(181,168)	(276,374)
Income tax expense		24,576	15,571	16,400
Net Loss Including Noncontrolling Interests		(445,698)	(196,739)	(292,774)
Less: Net (loss) income attributable to noncontrolling interests		(44,292)	(68,301)	9,547
Net Loss Attributable to Pagaya Technologies Ltd.		(401,406)	(128,438)	(302,321)
Per share data:
Net loss attributable to Pagaya Technologies Ltd.		(401,406)	(128,438)	(302,321)
Less: Undistributed earnings allocated to participated securities		0	0	(12,205)
Net loss attributed to Pagaya Technologies Ltd.		$ (401,406)	$ (128,438)	$ (314,526)
Net loss per share attributable to Pagaya Technologies Ltd.:
Basic (in dollars per share)	[2]	$ (5.66)	$ (2.14)	$ (8.22)
Diluted (in dollars per share)	[2]	$ (5.66)	$ (2.14)	$ (8.22)
Weighted average shares outstanding:
Basic (in shares)	[2]	70,879,807	60,038,893	38,253,737
Diluted (in shares)	[2]	70,879,807	60,038,893	38,253,737

[1]	Includes income from proprietary investments.
[2]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.